Document and Entity Information	Jun. 01, 2020
Cover [Abstract]
Entity Registrant Name	RALPH LAUREN CORP
Entity Incorporation State Country Code	DE
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001037038
Document Type	8-K
Document Period End Date	Jun. 01, 2020
Entity File Number	001-13057
Entity Tax Identification Number	13-2622036
Entity Address, Address Line One	650 MADISON AVENUE
Entity Address, City or Town	NEW YORK
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	318-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $.01 par value
Trading Symbol	RL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false